PRIVATE PLACEMENT (Q2) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 18, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Purchase price		$ 25,000	$ 25,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B common stock to Sponsors (in shares)	650,000
Purchase price per unit	$ 10.00			$ 10.00
Purchase price	$ 6,500,000
Private placement | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price				$ 11.50